Financial Debt - Recoverable cash and cash advances overview (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of research and development expenses
Total recoverable cash advances	€ 8,871	€ 8,674	€ 8,431
Non-current	8,623	8,373
Current	248	301
Contract 6472
Disclosure of research and development expenses
Total recoverable cash advances	1,711	1,629
Contract 6839
Disclosure of research and development expenses
Total recoverable cash advances	2,332	2,290
Contract 6840
Disclosure of research and development expenses
Total recoverable cash advances	2,819	2,818
Contract 7388
Disclosure of research and development expenses
Total recoverable cash advances	€ 2,009	€ 1,937